Debt (Schedule Long-Term Indebtedness) (Q1) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Unamortized discount - net		$ (9,700)		$ (6,768)
Debt financing costs				(23,612)
Long-term debt		4,038,698		3,003,420	$ 3,000,450
Less: Current Portion of Long-term Debt		445,000		445,000	0
Net Consolidated IPALCO Long-term Debt		3,593,698		2,558,420
Proceeds from Debt, Net of Issuance Costs				0	350,000	$ 95,000
Loans and Leases Receivable, Related Parties, Proceeds		92,000
First Mortgage Bond Twenty Six
Debt Instrument [Line Items]
First mortgage bonds				350,000
Long-term debt				345,600
FMB Twenty Seven
Debt Instrument [Line Items]
First mortgage bonds		650,000
Proceeds from Debt, Net of Issuance Costs		640,500
Five Point Seven Five Percent Senior Secured Notes
Debt Instrument [Line Items]
Proceeds from Debt, Net of Issuance Costs		394,000
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
First mortgage bonds		2,769,165		2,128,293	2,126,787
Unamortized discount - net		(8,266)		(6,449)	(6,651)
Debt financing costs		(26,369)		(19,058)	(20,400)
Long-term debt		2,769,165		2,128,293	2,126,787
Less: Current Portion of Long-term Debt		40,000		40,000	0
Unsecured Debt		2,769,165		2,128,293
Line of credit, outstanding borrowings		195,000		155,000
Proceeds from Debt, Net of Issuance Costs		$ 650,000	$ 0	$ 0	350,000	$ 95,000
Loans and Leases Receivable, Related Parties, Proceeds	$ 92,000
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.55% Due December 2024 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		3.125%		3.125%
First mortgage bonds		$ 40,000		$ 40,000	40,000
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.60% Due January 2034 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		6.60%		6.60%
First mortgage bonds		$ 100,000		$ 100,000	100,000
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.05% Due October 2036 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		6.05%		6.05%
First mortgage bonds		$ 158,800		$ 158,800	158,800
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.60% Due June 2037 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		6.60%		6.60%
First mortgage bonds		$ 165,000		$ 165,000	165,000
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.875% Due November 2041 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		4.875%		4.875%
First mortgage bonds		$ 140,000		$ 140,000	140,000
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.65% Due June 2043 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		4.65%		4.65%
Debt instrument, maturity date		Jun. 30, 2043
First mortgage bonds		$ 170,000		$ 170,000	170,000
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.50% Due June 2044[Member]
Debt Instrument [Line Items]
Debt, stated interest rate		4.50%		4.50%
First mortgage bonds		$ 130,000		$ 130,000	130,000
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.70%, Due September 2045 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		4.70%		4.70%
First mortgage bonds		$ 260,000		$ 260,000	260,000
Indianapolis Power And Light Company [Member] | FMB Twenty [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		4.05%		4.05%
First mortgage bonds		$ 350,000		$ 350,000	350,000
Indianapolis Power And Light Company [Member] | FMB Twenty - one [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		4.875%		4.875%
First mortgage bonds		$ 105,000		$ 105,000	105,000
Indianapolis Power And Light Company [Member] | FMB Twenty - two
Debt Instrument [Line Items]
Debt, stated interest rate		0.75%		0.75%
First mortgage bonds		$ 30,000		$ 30,000	30,000
Indianapolis Power And Light Company [Member] | FMB Twenty - three
Debt Instrument [Line Items]
Debt, stated interest rate		0.95%		0.95%
First mortgage bonds		$ 60,000		$ 60,000	60,000
Indianapolis Power And Light Company [Member] | FMB Twenty - four
Debt Instrument [Line Items]
Debt, stated interest rate		1.40%		1.40%
First mortgage bonds		$ 55,000		$ 55,000	55,000
Indianapolis Power And Light Company [Member] | FMB Twenty - five
Debt Instrument [Line Items]
Debt, stated interest rate		0.65%		0.65%
First mortgage bonds		$ 40,000		$ 40,000	40,000
Indianapolis Power And Light Company [Member] | First Mortgage Bond Twenty Six
Debt Instrument [Line Items]
Debt, stated interest rate		5.65%		5.65%
First mortgage bonds		$ 350,000		$ 350,000	350,000
Long-term debt				345,600
Indianapolis Power And Light Company [Member] | FMB Twenty Seven
Debt Instrument [Line Items]
Debt, stated interest rate		5.70%
First mortgage bonds		$ 650,000		0
Indianapolis Power And Light Company [Member] | $300M Term Loan
Debt Instrument [Line Items]
Short-Term Bank Loans and Notes Payable		300,000
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Unamortized discount - net		(1,423)		(319)	(425)
Debt financing costs		(9,044)		(4,554)	(5,912)
Long-term debt				470,653	873,663
Less: Current Portion of Long-term Debt				405,000	0
Net Consolidated IPALCO Long-term Debt		1,269,533		875,127	873,663
Ipalco Enterprises, Inc. [Member] | 5.00% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt		$ 400,000		$ 0
Ipalco Enterprises, Inc. [Member] | Three Point Seven Zero Percent Senior Secured Notes [Domain]
Debt Instrument [Line Items]
Debt, stated interest rate		3.70%		3.70%
Long-term debt		$ 405,000		$ 405,000	405,000
Ipalco Enterprises, Inc. [Member] | Four Point Two Five Percent Senior Secured Notes
Debt Instrument [Line Items]
Debt, stated interest rate		4.25%		4.25%
Long-term debt		$ 475,000		$ 475,000	475,000
Parent | Five Point Seven Five Percent Senior Secured Notes
Debt Instrument [Line Items]
Debt, stated interest rate		5.75%
First Mortgage Bonds [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt financing costs		$ (26,369)		(19,058)
Line of Credit [Member] | Committed Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit, outstanding borrowings		$ 195,000	$ 155,000	$ 155,000	$ 0